Lease Arrangements - Summary of Right of Use Assets Carrying Amount (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Right of use assets carrying amount	$ 1,971
Office Premise
Lessee Lease Description [Line Items]
Right of use assets carrying amount	$ 1,971
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right of use assets carrying amount	Right of use assets carrying amount